Supplementary Information to the Statements of Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2018
Supplementary Information to the Statements of Comprehensive Income [Abstract]
Schedule of research and development expenses, net of participations

				Convenience translation (Note 2c)
	Year ended December 31,			Year ended December 31,
	2016	2017	2018	2018
	N I S			U.S. dollars

Clinical trial phase 3	-	-	53,678	14,321
Materials and subcontractors	3,145	3,797	12,287	3,279
Salaries and related expenses	3,808	3,695	4,214	1,124
Share-based payment	903	388	119	32
Patent registration fees	358	322	399	107
Rentals and maintenance of laboratory	610	610	1,028	274
Revaluation of the liability with respect to the IIA grants	-	10,300	-	-
Depreciation	573	311	195	52
Other	-	-	136	36
	9,397	19,423	72,056	19,225
Participation by IIA and UNISEC	(1,603)	(646)	(143)	(38)
				-
	7,794	18,777	71,913	19,187

Schedule of marketing, general and administrative expenses

				Convenience translation (Note 2c)
	Year ended December 31,			Year ended December 31,
	2016	2017	2018	2018
	N I S			U.S. dollars

Salaries and related expenses	587	622	1,136	303
Share-based payment	358	131	141	38
Professional services	2,595	3,338	3,275	874
Rentals, office expenses and maintenance	201	203	343	91
Depreciation	48	130	65	17
Other	317	455	194	53

	4,106	4,879	5,154	1,376

Schedule of financial income and expense

				Convenience translation (Note 2c)
	Year ended December 31,			Year ended December 31,
	2016	2017	2018	2018
	N I S			U.S. dollars

Financial income:
Interest income on deposits	55	18	100	26
Exchange differences, net	-	-	827	221
Revaluation of warrants	2,951	-	2,009	536
Revaluation of marketable securities	13	-	-	-

	3,019	18	2,936	783
Financial expenses:
Exchange differences, net	276	2,871	-	-
Revaluation of warrants	-	7,969	-	-
Finance expenses in respect of loan from others	-	-	9,202	2,455
Finance expenses in respect of government grants	-		4,343	1,159
Bank commissions and other financial expenses	27	73	51	14

	303	10,913	13,596	3,628